Right of use assets	3 Months Ended
Mar. 31, 2026
Right Of Use Assets
Right of use assets
6.	Right of use assets:

	March 31,	December 31,
	2026	2025

Beginning Balance	$543	$401

Depreciation	(83)	(334)
New leases	-	610
Termination	-	(134)
Ending Balance	$460	$543